SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining of 2025	$ 120,921
Year I	161,229	$ 133,945
Year II	161,229	160,734
Year III	83,967	160,734
Year IV	63,764	78,365
Year V		61,891
Year V and Thereafter	952,669	994,383
Total	$ 1,543,779	$ 1,590,052